GOODWILL - Changes in the net carrying amount of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	$ 2,695.8	$ 2,725.4
Impairment losses		30.0	$ 40.1
Goodwill at end of year	2,678.3	2,695.8	2,725.4
Cost
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	5,688.6	5,688.2
Business acquisitions	2.1	0.4
Reclassification to assets held for sale	(19.6)
Goodwill at end of year	5,671.1	5,688.6	5,688.2
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	(2,992.8)	(2,962.8)
Impairment losses		30.0
Goodwill at end of year	$ (2,992.8)	$ (2,992.8)	$ (2,962.8)